First Trust Value Line Dividend Index Fund Average Annual Total Returns			12 Months Ended	28 Months Ended	34 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	89 Months Ended	101 Months Ended	120 Months Ended	132 Months Ended	227 Months Ended	229 Months Ended	234 Months Ended		236 Months Ended	237 Months Ended	238 Months Ended	268 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Value Line® Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.96%						8.72%			10.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	21.88%	24.47%	21.49%	14.19%	14.00%	14.42%	14.37%	14.77%	14.82%	10.87%	11.26%	10.73%	11.26%	11.13%	10.87%	10.96%	10.98%	11.07%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			13.19%						12.96%			11.73%									9.33%
Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.12% [1]						12.43% [1]			10.83% [1]			8.12%						[1]
First Trust Value Line Dividend Index Fund
Prospectus [Line Items]
Average Annual Return, Percent			8.19%						7.95%			9.23%									9.19%
Performance Inception Date		Aug. 19, 2003
First Trust Value Line Dividend Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.15%						6.99%			8.22%									7.84%
First Trust Value Line Dividend Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.84%						5.79%			7.00%									7.09%

[1]	Performance data is not available for all the periods shown in the table because performance data does not exist for the periods shown.
[2]	On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line® Dividend Fund (the “Predecessor FVD Fund,” a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at Net Asset Value (“NAV”) include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through period end (12/31/25) were 341.52% and 343.63% at NAV and Market Price, respectively. That compares to an Index return of 411.85% for the same period. The average annual total returns for the period from the reorganization date (12/15/06) through period end (12/31/25) were 8.11% and 8.14% at NAV and Market Value, respectively. That compares to an Index return of 8.95% for the same period.